FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Market risk (Details) - Fair value - Private warrants - Simulation method	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares
Fair value
Financial liabilities, at fair value	$ 1,700,000
Gain recognized from change in fair value	$ 1,200,000
Assumed increase in volatility (as a percent)	5.00%
Assumed decrease in volatility (as a percent)	5.00%
Increase in liability if volatility were 33.5%	$ 1,200,000
Decrease in liability if volatility were 23.5%	$ 900,000
Minimum
Fair value
Assumption used in estimating fair value	23.5
Maximum
Fair value
Assumption used in estimating fair value	33.5
Share price
Fair value
Assumption used in estimating fair value | $ / shares	6.06
Risk-free rate
Fair value
Assumption used in estimating fair value	0.2890